Equity and Remuneration to Shareholders - Schedule of Minimum Dividends Proposed (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	R$ 9,526	R$ 7,328	R$ 7,328
Preferred shares	R$ 9,526	R$ 7,328	R$ 7,328
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	R$ 953	R$ 733	R$ 733
Equity	R$ 27,378	R$ 24,649	R$ 21,777
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	R$ 18,223	R$ 16,406	R$ 14,495
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	R$ 547	R$ 492	R$ 435
Minimum dividends required by the by-laws for the preferred shares	953	733	733
Calculation of the Minimum Dividend under the by-laws based on the net income for the year
Net income for the year	R$ 7,117	R$ 5,764	R$ 4,092
Mandatory dividend percentage	50.00%	50.00%	50.00%
Mandatory dividends - 50% of Net income	R$ 3,559	R$ 2,882	R$ 2,046
Unrealized profit reserve	(835)	(835)	(835)
Reversal of the unrealized profit reserve	835	835	835
Withholding income tax on Interest on equity	175	242	186
Minimum Dividend under the by-laws including income tax on interest on equity	3,734	3,124	2,232
Dividends recorded, as specified in the by-laws
Interest on Equity	1,849	2,592	1,983
Ordinary dividends	1,885	532	249
Total dividends for the preferred shares	2,485	2,079	1,486
Total dividends for the common shares	R$ 1,249	R$ 1,045	R$ 746
Unit value of dividends - R$
Minimum dividends required by the by-laws for the preferred shares	R$ 0.5	R$ 0.5	R$ 0.5
Mandatory dividends (including withholding income tax on Interest on Equity)	1.31	1.42	1.01
Dividends proposed: Common (ON) shares	1.31	1.42	1.01
Dividends proposed: Preferred (PN) shares	R$ 1.31	R$ 1.42	R$ 1.01